Net Assets Held For Sale (Schedule) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets Of Disposal Group Including Discontinued Operation [Abstract]
Net Assets Held For Sale, Accounts Receivable	$ 7,287,000
Net Assets Held For Sale, Prepaid Expenses	1,425,000
Net Assets Held For Sale, Intangibles	10,263,000
Net Assets Held For Sale, Goodwill	15,949,000
Net Assets Held For Sale, Capital Assets	33,797,000
Net Assets Held For Sale, Accounts Payable	(4,114,000)
Net Assets Held For Sale, Accrued Charges	(2,373,000)
Net Assets Held For Sale, Deferred Income Taxes	(1,218,000)
Total Net Assets Held For Sale	$ 61,016,000	$ 0